Deferred tax assets and liabilities - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 2,850	$ 10,074
Deferred tax liabilities	(485)	(438)
NET	2,365	9,636	$ 280	$ 1,403
Tangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,357	16,176
Deferred tax liabilities	(28)	(6,579)
NET	2,329	9,597
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	20	46
Deferred tax liabilities	0	0
NET	20	46	44	25
Unused tax losses & tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	22,196	22,284
Deferred tax liabilities	(457)	(426)
NET	21,739	21,858	42,178	60,308
Unremitted earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	(21,723)	(21,865)
NET	(21,723)	(21,865)	$ (41,942)	$ (58,930)
Before offset amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	24,573	38,506
Deferred tax liabilities	(22,208)	(28,870)
NET	2,365	9,636
Offset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	21,723	28,432
Deferred tax liabilities	$ (21,723)	$ (28,432)